Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2024 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 3.2%
Agriculture Fund — 0.7%
Invesco DB Agriculture Fund*	198,324	$4,289,748

Broad Fund — 0.2%
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	38,531	993,714

Silver Funds — 0.2%
abrdn Physical Silver Shares ETF*	4,310	94,217
iShares Silver Trust*	44,322	926,773
Total Silver Funds		1,020,990

U.S. Dollar Fund — 2.1%
Invesco DB U.S. Dollar Index Bullish Fund*	471,447	13,120,370

Total Exchange Traded Vehicles
(Cost $19,076,530)		19,424,822

Investment Companies — 96.7%
Bank Loan Funds — 18.3%
Invesco Senior Loan ETF	2,852,509	59,931,214
SPDR Blackstone Senior Loan ETF	1,226,935	51,482,193
Total Bank Loan Funds		111,413,407

BRIC Equity Funds — 0.9%
iShares MSCI China ETF	29,013	1,060,135
iShares MSCI India ETF	86,840	4,332,448
SPDR S&P China ETF(a)	2,071	125,710
Total BRIC Equity Funds		5,518,293

Convertible Bond Funds — 10.9%
iShares Convertible Bond ETF(a)	258,618	20,045,481
SPDR Bloomberg Convertible Securities ETF	655,631	46,641,589
Total Convertible Bond Funds		66,687,070

Derivative Income Funds — 6.1%
JPMorgan Equity Premium Income ETF	350,782	19,629,761
JPMorgan Nasdaq Equity Premium Income ETF	337,077	17,335,870
Total Derivative Income Funds		36,965,631

Emerging Small Cap Equity Fund — 10.1%
SPDR S&P Emerging Markets SmallCap ETF	1,131,447	61,369,685

Floating Rate - Investment Grade Funds — 21.9%
iShares Floating Rate Bond ETF(b)	1,976,035	100,659,223
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,062,969	32,686,297
Total Floating Rate - Investment Grade Funds		133,345,520

International Small Cap Equity Fund — 6.2%
Schwab International Small-Cap Equity ETF	1,116,332	37,832,491

Japan Equity Fund — 0.2%
JPMorgan BetaBuilders Japan ETF	19,445	1,054,308

Managed Futures Funds — 0.8%
iMGP DBi Managed Futures Strategy ETF(a)	116,535	3,075,359
	Shares	Value
Investment Companies (continued)
Managed Futures Funds (continued)
KFA Mount Lucas Managed Futures Index Strategy ETF*(a)	39,083	$1,115,038
Simplify Managed Futures Strategy ETF	24,922	592,396
Total Managed Futures Funds		4,782,793

Merger Arbitrage Funds — 3.8%
AltShares Merger Arbitrage ETF*	142,338	3,788,909
IQ Merger Arbitrage ETF†(a)	627,988	19,574,386
Total Merger Arbitrage Funds		23,363,295

Muni Fund — 1.8%
iShares National Muni Bond ETF(a)	104,234	11,305,220

Municipals Fund — 1.5%
Vanguard Tax-Exempt Bond Index ETF(a)	184,871	9,415,480

Treasury Inflation Protected Securities Funds — 1.3%
iShares 0-5 Year TIPS Bond ETF(a)	32,317	3,200,029
Vanguard Short-Term Inflation-Protected Securities ETF	96,659	4,612,568
Total Treasury Inflation Protected Securities Funds		7,812,597

U.S. Large Cap Core Funds — 6.3%
Energy Select Sector SPDR Fund	9,094	758,530
Financial Select Sector SPDR Fund	626,403	24,279,380
First Trust Dow Jones Internet Index Fund*(a)	12,427	2,378,528
Materials Select Sector SPDR Fund	33,603	2,762,503
Vanguard Energy ETF(a)	1,426	165,929
Vanguard Financials ETF(a)	69,365	6,518,923
Vanguard Materials ETF	7,661	1,395,911
Total U.S. Large Cap Core Funds		38,259,704

U.S. Momentum Fund — 0.3%
iShares MSCI USA Momentum Factor ETF	11,683	1,935,289

U.S. REITS Funds — 0.3%
Fidelity MSCI Real Estate Index ETF	2,168	54,872
iShares Core U.S. REIT ETF	2,458	127,693
Vanguard Real Estate ETF	21,624	1,814,037
Total U.S. REITS Funds		1,996,602

U.S. Short Term Treasury Bond Funds — 4.8%
Schwab Short-Term U.S. Treasury ETF	205,003	9,969,296
Vanguard Short-Term Treasury ETF	330,305	19,336,055
Total U.S. Short Term Treasury Bond Funds		29,305,351

U.S. Small Cap Core Funds — 0.3%
iShares Core S&P Small-Cap ETF	9,696	1,008,384
Schwab U.S. Small-Cap ETF	4,576	208,025
Vanguard Small-Cap ETF	3,218	667,992
Total U.S. Small Cap Core Funds		1,884,401

Volatility Fund — 0.9%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)	352,668	5,335,867

Total Investment Companies
(Cost $577,731,815)		589,583,004

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 7.3%
Money Market Fund — 7.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(c)(d)
(Cost $44,304,250)	44,304,250	$44,304,250

Total Investments — 107.2% (Cost $641,112,595)		653,312,076
Other Assets and Liabilities, Net — (7.2)%		(43,899,091)
Net Assets — 100%		$609,412,985

*	Non-income producing securities.
†	Affiliated fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $43,507,766; total market value of collateral held by the Fund was $44,304,250.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,450,880.
(c)	Reflects the 1-day yield at January 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2024 (unaudited)

Total Return Swap contracts outstanding at January 31, 2024:
Total Return Benchmark	Counterparty	Floating Rate)(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	$2,733	$—
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,733	—
AGF US Market Neutral Anti-Beta Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,370,782)	—
AGF US Market Neutral Anti-Beta Fund	Morgan Stanley	1-Day FEDEF - 10.13%	7/02/2025	Monthly	(1,370,782)	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	109,777	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	109,777	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	21,937	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	21,937	—
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,595	—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,595	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	703,494	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	703,494	—
First Trust Dow Jones Internet Index Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	68,904	—
First Trust Dow Jones Internet Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	68,904	—
Goldman Sachs Access Treasury 0-1 Year ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(495,792)	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF - 7.88%	7/02/2025	Monthly	(495,792)	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	89,119	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	89,119	—
Invesco CurrencyShares Japanese Yen Trust	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(2,867,613)	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	1-Day FEDEF - 3.83%	7/02/2025	Monthly	(2,867,613)	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	124,308	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 1.60%	7/02/2025	Monthly	124,308	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	380,158	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 1.60%	7/02/2025	Monthly	380,158	—
Invesco Global Listed Private Equity ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,472,500)	—
Invesco Global Listed Private Equity ETF	Morgan Stanley	1-Day FEDEF - 31.18%	7/02/2025	Monthly	(1,472,500)	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,736,477	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,736,477	—
Invesco Short Term Treasury ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(139,459)	—
Invesco Short Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(139,459)	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	147,805	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	154,598	—
IQ Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	567,169	—
IQ Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	567,169	—

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2024 (unaudited)

Total Return Swap contracts outstanding at January 31, 2024: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
IQ Ultra Short Duration ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	$(1,541)	$—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF - 6.93%	7/02/2025	Monthly	(1,541)	—
iShares 0-3 Month Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,582,154)	—
iShares 0-3 Month Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.68%	7/02/2025	Monthly	(1,582,154)	—
iShares 0-5 Year TIPS Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	92,683	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	92,683	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	580,782	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	580,782	—
iShares Core S&P Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(663,420)	—
iShares Core S&P Mid-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(650,893)	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	29,744	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	29,224	—
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	3,688	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	3,688	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	2,916,570	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,916,570	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	28,369	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	28,782	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,381,018)	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 9.18%	7/02/2025	Monthly	(1,381,018)	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	30,730	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	30,730	—
iShares MSCI India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	125,523	—
iShares MSCI India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	125,523	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	56,155	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	56,155	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	327,549	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	327,549	—
iShares Silver Trust	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	26,848	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	26,848	—
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	30,526	—
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	30,526	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	568,777	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	568,777	—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	502,317	—

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2024 (unaudited)

Total Return Swap contracts outstanding at January 31, 2024: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$502,317	$—
KFA Mount Lucas Managed Futures Index Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	32,296	—
KFA Mount Lucas Managed Futures Index Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	32,296	—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	80,073	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	80,073	—
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,096,172	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,096,172	—
Schwab Short-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	288,862	—
Schwab Short-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	288,862	—
Schwab US Small-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	6,046	—
Schwab US Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	6,046	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	17,162	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	16,449	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,491,678	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,491,678	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(3,022,315)	—
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(3,022,315)	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,351,447	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,351,447	—
SPDR Bloomberg Emerging Markets Local Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(482,892)	—
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF - 0.93%	7/02/2025	Monthly	(482,892)	—
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(2,502,057)	—
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 5.83%	7/02/2025	Monthly	(2,502,057)	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	947,069	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	947,069	—
SPDR S&P China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	3,642	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	3,642	—
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,778,150	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,778,150	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(326,231)	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 0.98%	7/02/2025	Monthly	(326,231)	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(761,061)	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF - 0.58%	7/02/2025	Monthly	(761,061)	—
Vanguard Energy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	4,771	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	4,771	—

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2024 (unaudited)

Total Return Swap contracts outstanding at January 31, 2024: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	$188,900	$—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	188,900	—
Vanguard Materials ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	40,451	—
Vanguard Materials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	40,451	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(511,301)	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(503,738)	—
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	52,515	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	52,515	—
Vanguard Short-Term Inflation-Protected Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	133,664	—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	133,664	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	560,228	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	560,228	—
Vanguard Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	19,305	—
Vanguard Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	19,305	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	272,832	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	272,832	—
						$—

 The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,450,880 and with Merrill Lynch amounted to $– at January 31, 2024. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$19,424,822	$—	$—	$19,424,822
Investment Companies	589,583,004	—	—	589,583,004
Short-Term Investment:
Money Market Fund	44,304,250	—	—	44,304,250
Total Investments in Securities	653,312,076	—	—	653,312,076
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$653,312,076	$—	$—	$653,312,076
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2024 (unaudited)

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended January 31, 2024 is as follows:

Affiliated Holdings

	Shares at 04/30/2023	Value ($) at 04/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2024	Value ($) at 01/31/2024
IQ Merger Arbitrage ETF	—	—	34,607,280	(15,172,715)	95,872	43,949	362,084	—	627,988	19,574,386
IQ Ultra Short Duration ETF	390,345	18,603,843	33,162	(18,566,076)	(221,397)	150,468	115,733	—	—	—
	390,345	18,603,843	34,640,442	(33,738,791)	(125,525)	194,417	477,817	—	627,988	19,574,386